Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Diluted	$ (8.16)	$ (26.27)	$ (17.94)	$ (60.02)	$ (68.71)	$ (188.93)
Diluted	469	163	413	152	227	101